Consolidated Balance Sheets $ in Millions, $ in Millions	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Current assets:
Cash and cash equivalents	$ 281.6	$ 78.9
Restricted cash and cash equivalents	5.0	5.0
Restricted cash and cash equivalents - Asbestos	26.6	108.9
Restricted short-term investments - Asbestos	38.4	0.0
Accounts and other receivables, net of provision for doubtful trade debts of US$1.3 million and US$0.9 million as of 31 March 2018 and 31 March 2017	202.7	199.5
Inventories	255.7	202.9
Prepaid expenses and other current assets	25.4	28.3
Insurance receivable - Asbestos	5.1	5.7
Workers’ compensation - Asbestos	2.1	2.9
Total current assets	842.6	632.1
Property, plant and equipment, net	992.1	879.0
Insurance receivable - Asbestos	52.8	58.1
Workers’ compensation - Asbestos	28.8	40.4
Deferred income taxes	29.9	26.9
Deferred income taxes - Asbestos	382.9	356.6
Other assets	21.9	19.6
Total assets	2,351.0	2,012.7
Current liabilities:
Accounts payable and accrued liabilities	193.3	173.5
Short-term debt - Asbestos	0.0	52.4
Accrued payroll and employee benefits	61.8	60.5
Accrued product warranties	7.3	9.4
Income taxes payable	3.2	1.9
Asbestos liability	114.1	116.4
Workers’ compensation - Asbestos	2.1	2.9
Other liabilities	12.8	11.8
Total current liabilities	394.6	428.8
Long-term debt	884.4	564.5
Deferred income taxes	66.4	94.8
Accrued product warranties	45.5	37.2
Income taxes payable	25.9	0.0
Asbestos liability	1,101.0	1,043.3
Workers’ compensation - Asbestos	28.8	40.4
Other liabilities	25.9	15.9
Total liabilities	2,572.5	2,224.9
Commitments and contingencies (Note 13)
Shareholders’ deficit:
Common stock, Euro 0.59 par value, 2.0 billion shares authorized; 441,524,118 shares issued and outstanding at 31 March 2018 and 440,843,275 shares issued and outstanding at 31 March 2017	229.5	229.1
Additional paid-in capital	185.6	173.8
Accumulated deficit	(635.3)	(612.9)
Accumulated other comprehensive loss	(1.3)	(2.2)
Total shareholders’ deficit	(221.5)	(212.2)
Total liabilities and shareholders’ deficit	$ 2,351.0	$ 2,012.7